Fair Value Measurements - Assets and Liabilities Measured on Non-Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other real estate owned	$ 0	$ 1,334
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	0	0
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	0	0
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	8,015,243	7,393,058
Measured on non-recurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	14,799	3,199
Other real estate owned		1,334
Mortgage servicing rights	2,384	2,443
Total Assets	17,183	6,976
Measured on non-recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	0	0
Other real estate owned		0
Mortgage servicing rights	0	0
Total Assets	0	0
Measured on non-recurring basis | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	0	0
Other real estate owned		0
Mortgage servicing rights	0	0
Total Assets	0	0
Measured on non-recurring basis | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	14,799	3,199
Other real estate owned		1,334
Mortgage servicing rights	2,384	2,443
Total Assets	$ 17,183	$ 6,976